Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000099775
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class A
Trading Symbol	SKNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%	[1]
AssetsNet	$ 816,294,507
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,027,321
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	816,294,507
Number of Portfolio Holdings	220
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	3,027,321
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	50%
Corporate Bonds	24%
Asset-Backed	12%
Cash Equivalents	7%
Commercial Mortgage-Backed Securities	4%
Collateralized Mortgage Obligations	2%
Call Options Purchased	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Commodity	% of Net Assets
Precious Metals	27%
Energy	25%
Agriculture	24%
Industrials	14%
Livestock	7%
Total	97%

Credit Quality

Credit Rating	% of Net Assets
AAA	25%
AA	47%
A	9%
BBB	16%
Below BBB	1%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000099777
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class C
Trading Symbol	SKCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.88%	[2]
AssetsNet	$ 816,294,507
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,027,321
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	816,294,507
Number of Portfolio Holdings	220
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	3,027,321
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	50%
Corporate Bonds	24%
Asset-Backed	12%
Cash Equivalents	7%
Commercial Mortgage-Backed Securities	4%
Collateralized Mortgage Obligations	2%
Call Options Purchased	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Commodity	% of Net Assets
Precious Metals	27%
Energy	25%
Agriculture	24%
Industrials	14%
Livestock	7%
Total	97%

Credit Quality

Credit Rating	% of Net Assets
AAA	25%
AA	47%
A	9%
BBB	16%
Below BBB	1%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000172345
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	SKRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[3]
AssetsNet	$ 816,294,507
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,027,321
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	816,294,507
Number of Portfolio Holdings	220
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	3,027,321
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	50%
Corporate Bonds	24%
Asset-Backed	12%
Cash Equivalents	7%
Commercial Mortgage-Backed Securities	4%
Collateralized Mortgage Obligations	2%
Call Options Purchased	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Commodity	% of Net Assets
Precious Metals	27%
Energy	25%
Agriculture	24%
Industrials	14%
Livestock	7%
Total	97%

Credit Quality

Credit Rating	% of Net Assets
AAA	25%
AA	47%
A	9%
BBB	16%
Below BBB	1%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000099779
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class S
Trading Symbol	SKSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[4]
AssetsNet	$ 816,294,507
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,027,321
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	816,294,507
Number of Portfolio Holdings	220
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	3,027,321
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	50%
Corporate Bonds	24%
Asset-Backed	12%
Cash Equivalents	7%
Commercial Mortgage-Backed Securities	4%
Collateralized Mortgage Obligations	2%
Call Options Purchased	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Commodity	% of Net Assets
Precious Metals	27%
Energy	25%
Agriculture	24%
Industrials	14%
Livestock	7%
Total	97%

Credit Quality

Credit Rating	% of Net Assets
AAA	25%
AA	47%
A	9%
BBB	16%
Below BBB	1%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000099774
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	SKIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.02%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[5]
AssetsNet	$ 816,294,507
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,027,321
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	816,294,507
Number of Portfolio Holdings	220
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	3,027,321
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	50%
Corporate Bonds	24%
Asset-Backed	12%
Cash Equivalents	7%
Commercial Mortgage-Backed Securities	4%
Collateralized Mortgage Obligations	2%
Call Options Purchased	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Commodity	% of Net Assets
Precious Metals	27%
Energy	25%
Agriculture	24%
Industrials	14%
Livestock	7%
Total	97%

Credit Quality

Credit Rating	% of Net Assets
AAA	25%
AA	47%
A	9%
BBB	16%
Below BBB	1%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.